KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
CONVERTIBLE PREFERRED STOCK—1.4%
Information Technology—1.4%
BDC Payments Holdings, Inc.(1)(2)(3)	290,935	$3,002

TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $2,417)		3,002

COMMON STOCKS—96.2%
Communication Services—13.0%
Activision Blizzard, Inc.	50,280	2,661
Facebook, Inc. Class A(2)	67,632	12,044
Netflix, Inc.(2)	25,920	6,936
Tencent Holdings Ltd. ADR	144,340	6,009

		27,650

Consumer Discretionary—26.3%
Alibaba Group Holding Ltd. Sponsored ADR(2)	65,488	10,952
Amazon.com, Inc.(2)	9,390	16,300
Ctrip.com International Ltd. ADR(2)	65,520	1,919
Home Depot, Inc. (The)	16,038	3,721
Las Vegas Sands Corp.	81,582	4,712
McDonald’s Corp.	16,340	3,508
MercadoLibre, Inc.(2)	6,100	3,362
NIKE, Inc. Class B	69,215	6,501
Ross Stores, Inc.	44,757	4,917

		55,892

Consumer Staples—6.3%
McCormick & Co., Inc.	17,850	2,790
Monster Beverage Corp.(2)	35,085	2,037
Philip Morris International, Inc.	51,641	3,921
Procter & Gamble Co. (The)	37,230	4,631

		13,379

Financials—7.2%
Bank of America Corp.	221,060	6,448
Charles Schwab Corp. (The)	75,867	3,174
MarketAxess Holdings, Inc.	12,200	3,996
Progressive Corp. (The)	23,690	1,830

		15,448

Health Care—7.7%
Bluebird Bio, Inc.(2)	9,920	911
Danaher Corp.	30,087	4,345
HealthEquity, Inc.(2)	34,280	1,959
Illumina, Inc.(2)	7,380	2,245
Zoetis, Inc.	55,004	6,853

		16,313

Industrials—9.4%
CoStar Group, Inc.(2)	8,660	5,137
Equifax, Inc.	16,120	2,268
Fair Isaac Corp.(2)	6,190	1,879
Kansas City Southern	26,240	3,490
Roper Technologies, Inc.	14,112	5,032

	Shares	Value
Industrials—continued
Uber Technologies, Inc.(2)(4)	72,490	$2,209

		20,015

Information Technology—23.7%
Accenture plc Class A	20,391	3,922
Amphenol Corp. Class A	63,064	6,086
Avalara, Inc.(2)	72,830	4,901
NVIDIA Corp.	32,940	5,734
Paycom Software, Inc.(2)	39,702	8,317
Trade Desk, Inc. (The) Class A(2)	23,030	4,319
Visa, Inc. Class A	63,818	10,977
Workday, Inc. Class A(2)	36,150	6,144

		50,400

Materials—2.6%
Ecolab, Inc.	28,014	5,548

TOTAL COMMON STOCKS
(Identified Cost $98,502)		204,645

TOTAL LONG-TERM INVESTMENTS—97.6%
(Identified Cost $100,919)		207,647

SECURITIES LENDING COLLATERAL—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(5)	2,256,614	2,257

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,257)		2,257

TOTAL INVESTMENTS—98.6%		$209,904
(Identified Cost $103,176)
Other assets and liabilities, net—1.4%		2,894

NET ASSETS—100.0%		$212,798

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(2)  Non-income producing.

(3)  Restricted security.

(4)  All or a portion of security is on loan.

(5)  Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
China	9
Total	100%
† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$204,645	$204,645	$—
Convertible Preferred Stock	3,002	—	3,002
Securities Lending
Collateral	2,257	2,257	—

Total Investments	$209,904	$206,902	$3,002

There were no securities valued using significant observable inputs (Level 2) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2018:	$2,417	$2,417
Change in unrealized appreciation (depreciation)(a)	294	294
Purchases	291	291

Balance as of September 30, 2019	$3,002	$3,002

(a)	The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $294.

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s convertible preferred stock is based on a market approach of comparable companies’ projected revenue multiples and ranges from 8.0x to 10.8x. Significant increases (decreases) in this input would result in a significantly lower (higher) fair value measurement.

See Notes to Schedule of Investments.

KAR CAPITAL GROWTH SERIES

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.

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